STATEMENT OF INVESTMENTS
BNY Mellon International Core Equity Fund

June 30, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 95.9%
Australia - 6.5%
AGL Energy	175,960		1,082,082
Aristocrat Leisure	137,620		4,447,238
Brambles	571,906		4,906,626
Fortescue Metals Group	271,501		4,752,308
Macquarie Group	34,170		4,008,643
Telstra	3,483,909		9,823,968
			29,020,865
Austria - 1.2%
OMV	96,456		5,486,459
Czech Republic - .4%
Avast	277,015	[a]	1,876,888
Denmark - 1.5%
Vestas Wind Systems	172,121		6,718,791
France - 12.5%
BNP Paribas	162,067		10,160,078
Cie Generale des Etablissements Michelin	15,088		2,406,285
Klepierre	118,596		3,055,786
LVMH	22,089		17,320,791
Sanofi	96,357		10,095,599
Teleperformance	21,616		8,773,550
Vinci	40,069		4,275,588
			56,087,677
Germany - 6.8%
Allianz	10,917		2,722,298
Daimler	105,580		9,426,919
Deutsche Post	148,958		10,131,322
Evonik Industries	77,295		2,591,934
HeidelbergCement	68,629		5,886,800
			30,759,273
Hong Kong - 2.2%
Sun Hung Kai Properties	670,500		9,991,480
Ireland - .8%
ICON	16,694	[b,c]	3,450,817
Italy - 2.8%
Enel	1,338,003		12,425,758
Japan - 23.6%
Advantest	23,000		2,072,371
Casio Computer	145,700		2,435,437
ENEOS Holdings	576,000		2,410,391

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.9% (continued)
Japan - 23.6% (continued)
Fujitsu	31,400		5,878,932
ITOCHU	223,600		6,440,614
Mitsubishi Electric	406,700		5,903,090
Mizuho Financial Group	391,200		5,590,081
Nintendo	15,500		9,015,797
Nippon Telegraph & Telephone	280,300		7,303,014
Ono Pharmaceutical	220,600		4,922,520
Recruit Holdings	37,000		1,821,774
Seven & i Holdings	78,500		3,742,873
Shionogi & Co.	82,900		4,321,292
Sony Group	96,900		9,433,129
Sumitomo Mitsui Financial Group	331,800		11,438,805
Tokyo Electron	12,200		5,279,950
Trend Micro	136,000		7,124,713
West Japan Railway	189,700		10,815,606
			105,950,389
Netherlands - 4.0%
ING Groep	353,434		4,668,600
Koninklijke Ahold Delhaize	261,567		7,775,538
Royal Dutch Shell, Cl. B	275,561		5,332,758
			17,776,896
Norway - .6%
Yara International	50,809		2,674,360
Singapore - 3.3%
Singapore Exchange	223,000		1,854,049
United Overseas Bank	664,900		12,766,950
			14,620,999
Spain - 1.5%
ACS Actividades de Construccion y Servicios	103,872		2,782,325
Enagas	173,911		4,018,099
			6,800,424
Sweden - 2.2%
Epiroc, Cl. A	319,764		7,285,961
Swedish Match	331,381		2,825,883
			10,111,844
Switzerland - 12.6%
Holcim	155,843		9,348,054
Logitech International	69,987	[c]	8,479,376
Novartis	130,810		11,920,993
Roche Holding	38,643		14,557,166
Sonova Holding	25,079		9,432,577
STMicroelectronics	73,121		2,653,552
			56,391,718

Description		Shares		Value ($)
Common Stocks - 95.9% (continued)
United Kingdom - 13.4%
BAE Systems		298,459		2,155,121
Bunzl		81,988		2,709,460
Centrica		4,108,695	[c]	2,924,759
Diageo		91,023		4,357,818
Ferguson		49,424		6,871,006
GlaxoSmithKline		208,781		4,099,323
Legal & General Group		1,873,710		6,676,742
Melrose Industries		637,869		1,368,547
Rio Tinto		75,313		6,197,696
Tate & Lyle		414,551		4,234,343
Unilever		236,963		13,867,195
Vodafone Group		2,807,369		4,712,158
				60,174,168
Total Common Stocks (cost $379,906,956)				430,318,806

Exchange-Traded Funds - .8%
United States - .8%
iShares MSCI EAFE ETF (cost $3,723,048)		47,102		3,715,406
	Preferred Dividend Yield (%)
Preferred Stocks - 1.5%
Germany - 1.5%
Volkswagen (cost $7,504,415)	2.33	26,340		6,596,337
	1-Day Yield (%)
Investment Companies - 1.2%
Registered Investment Companies - 1.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $5,650,568)	0.05	5,650,568	[d]	5,650,568
Total Investments (cost $396,784,987)		99.4%		446,281,117
Cash and Receivables (Net)		.6%		2,523,781
Net Assets		100.0%		448,804,898

ETF—Exchange-Traded Fund

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, these securities were valued at $1,876,888 or .42% of net assets.

b Security, or portion thereof, on loan. At June 30, 2021, the value of the fund’s securities on loan was $3,416,296 and the value of the collateral was $3,699,098, consisting of U.S. Government & Agency securities.

c Non-income producing security.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon International Core Equity Fund

June 30, 2021 (Unaudited)

The following is a summary of the inputs used as of June 30, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	430,318,806	-	-	430,318,806
Equity Securities - Preferred Stocks	6,596,337	-	-	6,596,337
Exchange-Traded Funds	3,715,406	-	-	3,715,406
Investment Companies	5,650,568	-	-	5,650,568
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	1,826	-	1,826
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(10,435)	-	(10,435)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon International Core Equity Fund

June 30, 2021 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Barclays Capital
United States Dollar	710,402	Singapore Dollar	955,426	7/1/2021	(111)
Merrill Lynch, Pierce, Fenner & Smith
Euro	2,593,897	United States Dollar	3,078,053	7/1/2021	(2,273)
Japanese Yen	273,984,519	United States Dollar	2,474,288	7/1/2021	(8,051)
United States Dollar	117,447	Japanese Yen	13,005,258	7/1/2021	382
United States Dollar	1,801,285	Swiss Franc	1,665,259	7/1/2021	1,444
Gross Unrealized Appreciation					1,826
Gross Unrealized Depreciation					(10,435)

See notes to financial statements.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at June 30, 2021 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At June 30, 2021, accumulated net unrealized appreciation on investments was $49,496,130, consisting of $70,723,733 gross unrealized appreciation and $21,227,603 gross unrealized depreciation.

At June 30, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.